OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER PAYABLES

	December 31, 2024	December 31, 2023
Excise Tax	1,569	1,569
Accrued expenses	1,596	31
Employees, salaries and related liabilities	1,008	726
Liabilities for grants received (see also note 24)	177	153
Related party	-	4
Total	4,350	2,483